Marketable Securities and Securities Investments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Proceeds from sales of available-for-sale securities	¥ 217,651	¥ 207,574	¥ 143,437
Gross realized gains from available for sale securities	15,656	9,015	46,865
Gross realized loss from available for sale securities	32	703	527
Marketable securities classified as trading securities	764,473	623,667
Net unrealized gains on trading securities	100,312	59,137	72,793
Investment in non public companies	64,963	54,808
Total realized impairment losses on marketable securities	¥ 949	¥ 1,806	¥ 8,554